Filed Pursuant to Rule 497(e)
under the Securities Act of 1933.
File No. 33-84186
File No. 811-8774


	ROULSTON FUNDS

Supplement dated December 8, 1999 to

Roulston Growth Fund
Roulston Growth and Income Fund
Roulston Government Securities Fund
Prospectus dated March 1, 1999 as supplemented September 22, 1999 and to

Roulston Emerging Growth Fund
Roulston International Equity Fund
Prospectus dated July 1, 1999


As of November 8, 1999, the new address for Roulston & Company, Inc., Roulston Research Corp. and the Roulston Funds is:
3636 Euclid Avenue
Suite 3000
Cleveland, Ohio 44115


As of November 1, 1999, Mr. Joseph A. Harrison and Mr. Norman F. Klopp retired as co-managers of Roulston Growth and Income Fund. The first sentence under the heading PORTFOLIO MANAGERS, Growth and Income Fund, on page 12 of the Prospectus dated March 1, 1999 as supplemented September 22, 1999, is replaced with the following:

Effective November 1, 1999, the Fund is managed by Elmer L. Meszaros.
Mr. Meszaros has been the primary manager of the Fund since March 1, 1999 And a co-manager of the Fund since July, 1997.

The second and third paragraphs under the heading PORTFOLIO MANAGERS, Growth and Income Fund, on page 12 of the Prospectus dated March 1, 1999 as supplemented September 22, 1999, are deleted.


The following paragraph is added to the section GOVERNMENT SECURITIES FUND, PRINCIPAL STRATEGY on page 8 of the Prospectus dated March 1, 1999 as supplemented September 22, 1999:

The Fund expects that it may engage in active and frequent trading of portfolio securities from time to time to achieve its principal strategy resulting in an annual portfolio turnover rate which will exceed 100%. This is expected to happen at times when the Fund is repositioning its portfolio and duration to meet changing interest rate conditions resulting in portfolio turnover rates which would be more in line with interest rate cycles. Frequent trading of securities may increase transaction costs to the Fund and can produce capital gains, which are taxable when distributed to investors in non-tax-sheltered accounts.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.



	ROULSTON FUNDS

Supplement dated December 8, 1999 to

Roulston Growth Fund
Roulston Growth and Income Fund
Roulston Government Securities Fund
Statement of Additional Information dated March 1, 1999 as supplemented June 17, 1999 and to

Roulston Emerging Growth Fund
Roulston International Equity Fund
Statement of Additional Information dated July 1, 1999


As of November 8, 1999, the new address for Roulston & Company, Inc., Roulston Research Corp. and the Roulston Funds is:
3636 Euclid Avenue
Suite 3000
Cleveland, Ohio 44115


The following paragraph supplements the section Portfolio Turnover on page 17 of the Statement of Additional Information dated
March 1, 1999 as supplemented June 17, 1999:

Roulston Government Securities Fund has recently experienced an increase in portfolio turnover up to 800% due to the portfolio manager's restructuring of the portfolio in response to changes in interest rates and partially to the size and small holdings in the Fund. Although the Fund's annual portfolio turnover rate cannot be accurately predicted, it is estimated this rate will not exceed 300% for the current fiscal year.

High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Fund's shareholders and higher overall transaction costs. Roulston takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.





                    PFPC INC.
                    3200 Horizon Drive
                     King of Prussia, PA 19406-0903

December 8, 1999


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re: Roulston Funds the Registrant
      File No.: 33-84186


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated December 8, 1999 to Roulston Growth Fund, Roulston Growth and Income Fund, and Roulston Government Securities Fund Prospectus dated March 1, 1999 as supplemented September 22, 1999 and to Roulston Emerging Growth Fund, and Roulston International Equity Fund Prospectus dated July 1, 1999 and Supplement dated December 8, 1999 to Roulston Growth Fund,
Roulston Growth and Income Fund, and Roulston Government Securities Fund Statement of Additional Information dated March 1, 1999 as supplemented June 17, 1999 and to Roulston Emerging Growth Fund, and Roulston International Equity Fund Statement of Additional Information dated
July 1, 1999.

The purposes of this filing is to notify shareholders of (i) the new address for the adviser, the distributor and the Funds, (ii) the retirement of co-managers for Roulston Growth and Income Fund and (iii) the portfolio turnover rate of Roulston Government Securities Fund.

Should you have any questions, comments or require further information, I can be reached directly at (610) 239-4753.
Thank you for your continued courtesy and cooperation.

Sincerely,
Michelle A. Whalen
Manager
Compliance Administration

cc:  Kristin Ives, Esq.
       Charles A. Kiraly